UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Highmount Capital, LLC
Address:  12 East 49th Street
          New York, NY 10017

Form 13F File Number:  028-13376

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Maarten R. van Hengel
Title:    Partner
Phone:    646-274-7460

Signature, Place, and Date of Signing:

     /s/ Maarten R. van Hengel          New York NY                5/12/2010
     -------------------------          -------------             ----------
            [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
--------------------     ----
028-05637                HMC Matterhorn Fund - Advisory
028-05670                HMC Matterhorn Fund - Wedge Microcap
028-11173                Highmount Matterhorn - QMA
028-01488                Highmount Matterhorn - Delphi
025-05358                Highmount Matterhorn - Lateef
028-11482                Highmount Matterhorn - Knightsbridge
028-11954                Highmount Matterhorn - Contravisory
028-11741                Highmount Matterhorn - Westend
025-04207                Highmount Matterhorn - Driehaus
028-02028                Highmount Matterhorn - Cramer Rosenthal
028-04874                Gardner Lewis
028-01203                CS Mckee
028-07406                MDT

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:          102

Form 13F Information Table Value Total:  $   223,779
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

[Repeat as necessary.]

          COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8
-----------------------------  --------------  ---------  --------  -------------------  ----------   --------  -------------------
                                                                                                                 VOTING AUTHORITY
                                                           VALUE    SHRS OR  SH/   PUT/  INVESTMENT    OTHER    -------------------
       NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN   CALL  DISCRETION   MANAGERS  SOLE  SHARED  OTHER
-----------------------------  --------------  ---------  --------  -------  ----  ----  ----------   --------  ----  ------  -----
3M COMPANY                     COM             88579Y101       436     5216  SH          Sole                           5216
ABBOTT LABS                    COM             002824100       249     4725  SH          Sole                           4725
AMGEN                          COM             031162100      1474    24635  SH          Sole                          24635
ANADARKO PETE CORP             COM             032511107      1308    17965  SH          Sole                          17965
APACHE CORPORATION             COM             037411105       787     7751  SH          Sole                           7751
APPLE COMPUTER INC             COM             037833100      1804     7678  SH          Sole                           7678
AT&T INC                       COM             00206R102       776    30046  SH          Sole                          30046
AUTOMATIC DATA PROCESSING      COM             053015103       394     8850  SH          Sole                           8850
BANK OF NEW YORK MELLON CORP   COM             064058100      3532   114368  SH          Sole                         114368
BENIHANA INC                   COM             082047101       114    16737  SH          Sole                          16737
BRISTOL-MYERS SQUIBB CORP      COM             110122108      2314    86675  SH          Sole                          86675
CAMDEN NATIONAL CORP           COM             133034108       629    19599  SH          Sole                          19599
CANTEL MEDICAL CORP            COM             138098108       547    27574  SH          Sole                          27574
CAPITAL SOUTHWEST CORP         COM             140501107       333     3662  SH          Sole                           3662
CELGENE CORP                   COM             151020104       341     5500  SH          Sole                           5500
CISCO SYSTEMS                  COM             17275R102      3002   115317  SH          Sole                         115317
COCA-COLA                      COM             191216100       690    12544  SH          Sole                          12544
COLGATE PALMOLIVE CO           COM             194162103       783     9178  SH          Sole                           9178
COMMERCE BANCSHARES INC.       COM             200525103      1655    40232  SH          Sole                          40232
CORNING INC                    COM             219350105      1466    72555  SH          Sole                          72555
CVS CAREMARK CORP              COM             126650100      1744    47711  SH          Sole                          47711
DOMINION RESOURCES INC. NEW    COM             25746U109      1660    40375  SH          Sole                          40375
DU PONT ( E. I. ) DE NEMOURS & COM             263534109       597    16025  SH          Sole                          16025
E M C CORP                     COM             268648102      1788    99121  SH          Sole                          99121
EMERSON ELECTRIC CO            COM             291011104      2639    52432  SH          Sole                          52432
ENERGY TRANSFER PTS            COM             29273R109       458     9770  SH          Sole                           9770
EXELON CORP                    COM             30161n101      1173    26775  SH          Sole                          26775
EXPRESS SCRIPTS INC COMMON STO COM             302182100       211     2070  SH          Sole                           2070
EXXON MOBIL CORP               COM             30231G102      5102    76177  SH          Sole                          76177
FEDERAL REALTY INV TR          COM             313747206       252     3460  SH          Sole                           3460
FLUOR                          COM             343412102      1137    24440  SH          Sole                          24440
GENERAL DYNAMICS CORPORATION   COM             369550108       203     2630  SH          Sole                           2630
GENERAL ELECTRIC CO            COM             369604103       751    41280  SH          Sole                          41280
GOLDMAN SACHS GROUP            COM             38141G104       734     4301  SH          Sole                           4301
GOOGLE INC CL A                COM             38259P508      2055     3623  SH          Sole                           3623
H J HEINZ CO                   COM             423074103       533    11695  SH          Sole                          11695
HOME DEPOT                     COM             437076102      2097    64822  SH          Sole                          64822
HUDSON CITY BANCORP INC        COM             443683107       415    29315  SH          Sole                          29315
ILLINOIS TOOL WORKS INC.       COM             452308109       741    15655  SH          Sole                          15655
INTERNATIONAL BUSINESS MACHINE COM             459200101      2698    21039  SH          Sole                          21039
INTERPUBLIC GROUP              COM             460690100       102    12200  SH          Sole                          12200
ISHARES MSCI ALL COUNTRY ASIA  COM             464288182     12243   215845  SH          Sole                         215845
ISHARES MSCI AUSTRALIA INDEX   COM             464286103     12693   528670  SH          Sole                         528670
ISHARES MSCI EAFE INDEX        COM             464287465     10024   179065  SH          Sole                         179065
ISHARES MSCI EMERGING MKT      COM             464287234       214     5072  SH          Sole                           5072
ISHARES MSCI EMU               COM             464286608       367    10227  SH          Sole                          10227
ISHARES MSCI JAPAN INDEX       COM             464286848       181    17300  SH          Sole                          17300
ISHARES MSCI PACIFIC EX JPN FD COM             464286665       207     4830  SH          Sole                           4830
ISHARES MSCI SWITZERLAND INDEX COM             464286749       531    22970  SH          Sole                          22970
ISHARES RUSSELL 3000 INDEX     COM             464287689     21214   308300  SH          Sole                         308300
ISHARES S&P 500 INDEX          COM             464287200      1586    13520  SH          Sole                          13520
ISHARES S&P LATIN AMER 40 INDE COM             464287390      6907   143086  SH          Sole                         143086
ISHARES S&P MIDCAP             COM             464287507      1414    17965  SH          Sole                          17965
ISHARES S&P SMALLCAP 600 INDEX COM             464287804       874    14705  SH          Sole                          14705
ITT CORPORATION                COM             450911102      1630    30410  SH          Sole                          30410
JOHNSON & JOHNSON              COM             478160104      3590    55055  SH          Sole                          55055
JPMORGAN CHASE & CO            COM             46625H100      2560    57205  SH          Sole                          57205
KINDER MORGAN ENERGY PARTNERS  COM             494550106       450     6875  SH          Sole                           6875
L-3 COMMUNICATIONS HOLDINGS, I COM             502424104      1546    16875  SH          Sole                          16875
LSI LOGIC CORPORATION          COM             502161102        95    15500  SH          Sole                          15500
MERCK & CO                     COM             58933Y105       654    17512  SH          Sole                          17512
MICROSOFT CORP                 COM             594918104      1083    36977  SH          Sole                          36977
MONSANTO CO NEW                COM             61166W101      2231    31240  SH          Sole                          31240
NEWMONT MINING CORP            COM             651639106       348     6840  SH          Sole                           6840
NIKE INC                       COM             654106103      1304    17740  SH          Sole                          17740
OCCIDENTAL PETROLEUM CORP      COM             674599105      2705    31995  SH          Sole                          31995
ORACLE CORPORATION             COM             68389X105      2172    84475  SH          Sole                          84475
PARKER HANNIFIN CORP           COM             701094104      2136    33000  SH          Sole                          33000
PEABODY ENERGY CORP            COM             704549104      1135    24830  SH          Sole                          24830
PEPSICO INC                    COM             713448108      2590    39145  SH          Sole                          39145
PFIZER INC                     COM             717081103       790    46047  SH          Sole                          46047
PHILIP MORRIS INTERNATIONAL IN COM             718172109      1883    36095  SH          Sole                          36095
PLAINS ALL AMER PIPELINES LP   COM             726503105       601    10565  SH          Sole                          10565
POWERSHARES CLEANTECH PORTFOLI COM             73935X278       509    20850  SH          Sole                          20850
POWERSHARES GLOBAL CLEAN ENERG COM             73936T615       449    30300  SH          Sole                          30300
POWERSHARES WATER RESOURCES    COM             73935X575      7675   440340  SH          Sole                         440340
POWERSHARES WILDERHILL CLEAN E COM             73935x500       478    48000  SH          Sole                          48000
PROCTER & GAMBLE CO            COM             742718109      2955    46711  SH          Sole                          46711
SCHLUMBERGER                   COM             806857108      2272    35797  SH          Sole                          35797
SPDR CONSUMER STAPLES          COM             81369Y308      1555    55675  SH          Sole                          55675
SPDR ENERGY INDEX              COM             81369Y506      1179    20496  SH          Sole                          20496
SPDR MSCI ACWI EX US ETF       COM             78463x848     10348   326441  SH          Sole                         326441
SPDR S&P 500 ETF TRUST         COM             78462f103     24315   207818  SH          Sole                         207818
SPDR S&P MIDCAP 400 ETF TRUST  COM             78467Y107      5741    40104  SH          Sole                          40104
STATE STREET CORPORATION       COM             857477103       532    11784  SH          Sole                          11784
TARGET                         COM             87612E106       447     8500  SH          Sole                           8500
UNITED TECHNOLOGIES CORP       COM             913017109       853    11585  SH          Sole                          11585
US BANCORP                     COM             902973304       465    17950  SH          Sole                          17950
UTILITIES SELECT SECTOR SPDR   COM             81369y886       429    14450  SH          Sole                          14450
VANGUARD EMERGING MARKET ETF   COM             922042858      6402   151875  SH          Sole                         151875
VANGUARD EUROPEAN ETF          COM             922042874       337     7000  SH          Sole                           7000
VANGUARD TOTL SM ETF           COM             922908769       581     9750  SH          Sole                           9750
VERIZON COMMUNICATIONS         COM             92343V104       228     7334  SH          Sole                           7334
WAL MART STORES                COM             931142103      2866    51545  SH          Sole                          51545
WALGREEN                       COM             931422109       491    13235  SH          Sole                          13235
WINDSTREAM CORPORATION         COM             97381W104       426    39075  SH          Sole                          39075
XEROX CORP                     COM             984121103       337    34545  SH          Sole                          34545
ZIMMER HOLDINGS INC            COM             98956P102      1603    27070  SH          Sole                          27070
NESTLE S.A. ADR                ADR             B01F348         855    16670  SH          Sole                          16670
NESTLE S.A. ADR                ADR             641069406      1051    20534  SH          Sole                          20534
NOVARTIS AG REG CHF            ADR             B01DMY5         506     9440  SH          Sole                           9440
ROYAL DUTCH SHELL PLC SPONS AD ADR             780259206       212     3660  SH          Sole                           3660